SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
The Company is authorized to issue:
i.1,000,000,000 Exchangeable Class A Limited Voting Shares with a par value of $39.74 per share;
ii.500,000 Class B Limited Voting Shares with a par value of $39.74 per share;
iii.1,000,000,000 Class C Non-Voting Shares with a par value of $1 per share;
iv.100,000,000 Class A Senior Preferred Shares (issuable in series) with a par value of $25 per share;
v.100,000,000 Class B Senior Preferred Shares (issuable in series) with a par value of CAD$25 per share;
vi.1,000,000,000 Class A Junior Preferred Shares (issuable in series) with a par value of $25 per share;
vii.1,000,000,000 Class B Junior Preferred Shares (issuable in series) with a par value of CAD$25 per share.

The share capital of the Company as at December 31, 2021 and December 31, 2020 comprises the following:

	December 31, 2021		December 31, 2020
	Number of shares	Value	Number of shares	Value
Issued
Class A exchangeable shares	10,877,989	$535	—	$—
Class B shares	24,000	1	—	—
Class C shares	23,544,548	963	—	—
Share capital		$1,499		$—